UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 1, 2017 to August 31, 2017

Commission File Number of issuing entity: 333-188672-03

Central Index Key Number of issuing entity: 0001601715

TOYOTA AUTO RECEIVABLES 2014-A OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Katherine Adkins, Esq., (469) 486-6577

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7097698

(I.R.S. Employer Identification No.)

6565 Headquarters Drive, Plano, TX 75024

(Address of principal executive offices of the issuing entity) (Zip Code)

(310) 468-7333

(Telephone number, including area code)

19851 S. Western Avenue EF 12, Torrance, California 90501

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2014-A Owner Trust for the distribution period commencing on August 1, 2017 and ending on August 31, 2017 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2014-A Owner Trust for the distribution period commencing on August 1, 2017 and ending on August 31, 2017. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 8, 2017 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2014-A Owner Trust.

Item 10.	Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on August 1, 2017 and ending on August 31, 2017.

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Certificate for the distribution period commencing on August 1, 2017 and ending on August 31, 2017.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Finance Receivables LLC (Depositor)

Date: September 26, 2017	/s/ Wei Shi
Wei Shi
President, Chief Executive Officer and Chief Financial Officer
(Senior officer in charge of securitization of the depositor)